Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the fair value details of financial instruments measured at amortized cost in the consolidated statements of financial position.

			JUNE 30, 2021		DECEMBER 31, 2020

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	79	81	82	86

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	22,037	24,714	20,525	24,366

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2021
Publicly-traded and privately-held investments (3)	Other non-current assets	141	19	—	122
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	150	—	150	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	120	—	178	(58)
December 31, 2020
Publicly-traded and privately-held investments (3)	Other non-current assets	126	3	—	123
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(51)	—	(51)	—
MLSE financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	109	—	167	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) from continuing operations in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive income to Deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other income (expense) in the consolidated income statements.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2021
Publicly-traded and privately-held investments (3)	Other non-current assets	141	19	—	122
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	150	—	150	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	120	—	178	(58)
December 31, 2020
Publicly-traded and privately-held investments (3)	Other non-current assets	126	3	—	123
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(51)	—	(51)	—
MLSE financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	109	—	167	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive income (loss) from continuing operations in the consolidated statements of comprehensive income and are reclassified from Accumulated other comprehensive income to Deficit in the statements of financial position when realized.
(4)Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recognized in Other income (expense) in the consolidated income statements.

Disclosure of detailed information of foreign currency forward contracts and options
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2021.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	250	CAD	311	2021	Commercial paper
Cash flow	USD	366	CAD	482	2021	Anticipated transactions
Cash flow	PHP	1,125	CAD	30	2021	Anticipated transactions
Cash flow	USD	509	CAD	651	2022	Anticipated transactions
Cash flow	PHP	2,270	CAD	58	2022	Anticipated transactions
Cash flow	USD	520	CAD	641	2023	Anticipated transactions
Cash flow - call options	USD	231	CAD	299	2022	Anticipated transactions
Cash flow - put options	USD	231	CAD	295	2022	Anticipated transactions
Economic	USD	79	CAD	105	2021	Anticipated transactions
Economic - put options	USD	60	CAD	77	2021	Anticipated transactions
Economic - call options	USD	150	CAD	178	2022	Anticipated transactions
Economic - call options	CAD	190	USD	150	2022	Anticipated transactions
Economic - put options	USD	399	CAD	481	2022	Anticipated transactions